Organization and business overview (Details Narrative) - SGD ($) $ / shares in Units, $ in Millions	May 08, 2025	Apr. 11, 2025	Jan. 31, 2024
Common Class A [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues	450,000	3,000,000
Share price	$ 4.00	$ 4.00
Proceeds from issuance initial public offering		$ 12.0
Cuprina Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest			100.00%
Cuprina Holdings (BVI) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest			100.00%
Cuprina Holdings (Cayman) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest			100.00%
Cuprina Holding Pte.Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest			78.25%